SCHEDULE OF ASSETS AND LIABILITIES FOR DISCONTINUED OPERATIONS OF THE DISPOSAL GROUP (Details) - USD ($)		6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 17, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Consideration:				$ 10,000
Cash and cash equivalents	$ 190				$ 87
Restricted cash	132,831				128,866
Accounts receivable	5,704
Prepaid expenses and other current assets	1,751,003				1,111,798
Total current assets	1,889,728				1,240,751
Operating lease right of use assets,net	16,095,094				15,616,368
Finance lease right of use assets,net	60,366				58,570
Total non current assets	16,155,460				15,674,938
Total assets	18,045,188				16,915,689
Current portion of long-term loan payable	515,836				500,493
Accounts and notes payable	1,173,138				1,138,245
Amounts due to related parties	78,634				76,295
Contract liabilities	3,970,657				3,852,555
Accrued expenses and other current liabilities	8,828,673				4,383,679
Product warranty provision, current	1,530,704				1,485,175
Total current liabilities	16,097,642				11,436,442
Product warranty provision-non current	172,995				167,849
Lease liabilities, non current	24,985,816				24,242,648
Finance liabilities, non current	149,583				145,134
Total non current liabilities	25,308,394				24,555,631
Total liabilities	41,406,036				35,992,073
Total net assets of the Disposal Group	(23,360,848)				$ (19,076,384)
Gain on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	23,370,848
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(764,444)
Gain on disposal recognized in the unaudited condensed consolidated Statements of Operations and Comprehensive income (loss)	$ 22,606,404	$ 22,606,404